COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
COMMITMENTS AND CONTINGENCIES
2019	$ 4,368
2020	2,198
2021	181
2022	18
2023 and thereafter	37
Total undiscounted lease payments	$ 6,802